NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 8,143	$ 6,887
Total assets	46,506	44,392
Current liabilities	2,220	2,376
Total liabilities	14,796	14,565
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Current assets	6,111	10,977
Non-current assets	13,708	15,909
Total assets	19,819	26,886
Current liabilities	636	466
Non-current liabilities	1,266	1,217
Total liabilities	1,902	1,683
Pueblo Viejo
Disclosure of subsidiaries [line items]
Current assets	491	500
Non-current assets	4,342	4,303
Total assets	4,833	4,803
Current liabilities	240	428
Non-current liabilities	1,053	932
Total liabilities	1,293	1,360
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Current assets	530	525
Non-current assets	1,758	1,160
Total assets	2,288	1,685
Current liabilities	1,024	1,322
Non-current liabilities	565	321
Total liabilities	1,589	1,643
Loulo Gounkoto
Disclosure of subsidiaries [line items]
Current assets	347	406
Non-current assets	4,660	4,662
Total assets	5,007	5,068
Current liabilities	32	234
Non-current liabilities	567	634
Total liabilities	599	868
Tongon
Disclosure of subsidiaries [line items]
Current assets	288	158
Non-current assets	265	424
Total assets	553	582
Current liabilities	118	59
Non-current liabilities	76	106
Total liabilities	$ 194	$ 165